ADVANCES TO SUPPLIERS, NET - THIRD PARTIES (Tables)	9 Months Ended
Sep. 30, 2020
ADVANCES TO SUPPLIERS, NET - THIRD PARTY
Schedule of Advances to Suppliers

	2019	2020
	December 31	September 30
	RMB	RMB
Advances to suppliers - current	2,529,898,199	2,033,468,362
Provision for advances to suppliers	(7,524,746)	(7,524,746)
Advances to suppliers, net	2,522,373,453	2,025,943,616